INVESTMENTS - Disclosure of detailed information about business combination (Details) R$ in Thousands	May 31, 2025 BRL (R$)
Business combinations
Net assets	R$ 1,339,311
UHE Colíder - AXIA Energia
Business combinations
Property, plant and equipment	1,616,372
Intangible asset – Concession right	19,369
Total assets	1,635,741
Loans, financing and debentures	459,521
Trade payables	427
Other liabilities	33,091
Total liabilities	493,039
Net assets	R$ 1,142,702